Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues	$ 88,904	$ 11,280
Cost of Sales	10,499	2,040
Gross Profit	78,405	9,240
Operating Expenses
General and administrative	683,571	839,370
Amortization of intangible assets	49,500	49,771
Total Operating Expenses	733,071	889,141
Other Income (Expense)
Gain (Loss) on change in FMV of derivative liability	190,462	102,966
Loss on derivative	(200,519)	0
Gain (loss) on extinguishment of debt	0	120,000
Interest income	17,634	0
Interest expense	(377,138)	(430,999)
Other income	0	46,700
Total Other Income (Expense)	(369,561)	(161,333)
Net Loss Before Income Taxes	(1,024,227)	(1,041,234)
Provision for Income Tax	0	0
Net Loss	(1,024,227)	(1,041,234)
Convertible Preferred Stock Dividend	(52,654)	(22,320)
Net Loss Attributable to Common Stockholders	$ (1,076,881)	$ (1,063,554)